As filed with the Securities and Exchange Commission on October 8, 1999
                                                1933 Act File No. 33- [XXXXX]
                                                1940 Act File No. 811-09613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                           -------------------------
                                    FORM N-lA
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                        Pre-Effective Amendment No:___                       [ ]
                        Post-Effective Amendment No:___                      [ ]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                        Amendment No:  __

                        LEGG MASON INVESTMENT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARIE K. KARPINSKI                                   ARTHUR J. BROWN, ESQ.
100 Light Street                                     Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                            1800 Massachusetts Ave., NW
(Name and Address of                                 Second Floor
  Agent for Service)                                 Washington, D.C. 20036-1800


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of common stock, par value $0.001 per share.

Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                        LEGG MASON INVESTMENT TRUST, INC.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Part A - Prospectus
Legg Mason Opportunity Trust - Primary Shares

Part B - Statement of Additional Information
Legg Mason Opportunity Trust - Primary Shares

Part C - Other Information

Signature Page

    Legg Mason Investment Trust, Inc.

    Legg Mason Opportunity Trust






                   PRIMARY SHARES PROSPECTUS December __, 1999





                              logo

                              HOW TO INVEST (SERVICEMARK)









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

T A B L E  O F  C O N T E N T S




A b o u t  t h e  F u n d:

      xx    Investment objective

      xx    Principal risks

      xx    Fees and expenses of the Fund

      xx    Management

A b o u t  y o u r  i n v e s t m e n t:

      xx    How to invest

      xx    How to sell your shares

      xx    Account policies

      xx    Services for investors

      xx    Distributions and taxes

[icon] I N V E S T M E N T  O B J E C T I V E

LEGG MASON OPPORTUNITY TRUST:

INVESTMENT OBJECTIVE:  Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in securities that, in the adviser's opinion, offer the opportunity for long-term capital appreciation. Although not limited to the following securities, the fund's adviser typically seeks: securities that are priced at large discounts relative to their intrinsic value; securities of companies with prospects for accelerating growth in revenues, free cash flows, or earnings; securities of companies undergoing financial restructurings or involved in takeover or arbitrage situations; or securities where special circumstances apply, such as actual or anticipated changes in a company's management or strategy, a basic change in the industry or regulatory environment, the prospect of new products or technologies, or the prospect or effect of the sale of a portion of the business or the entire business.

The fund's adviser exercises a flexible strategy in the selection of securities not limited by investment style or by the issuer's location, size, or industry sector. Although the fund will primarily invest in the common stock of U.S. issuers, the fund may also invest in equities of foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. Further, the fund may sell securities short.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to offer the potential for long-term capital appreciation, when a more compelling investment opportunity arises, or to realize gains or limit losses.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S

IN GENERAL -

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK -

Prices of equity securities generally fluctuate more than those of other securities. The fund may experience a substantial or complete loss on individual stocks. Market risk, the risk that stock prices will go down, may affect a single issuer, an industry or sector of the economy or may affect the market as a whole.

COMPANY RISK -

The fund invests in securities that often involve certain special circumstances which offer the opportunity for long-term capital
appreciation.   Each of these types of investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility. Whereas there is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that the issuer will not realize that potential, this risk is especially true in connection with these issuers.

FOREIGN SECURITIES RISK -

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, differences in accounting, auditing and financial reporting standards, differences in securities regulation and trading, fluctuations in foreign currencies, and foreign currency exchange controls.

SMALL AND MID-SIZED COMPANY STOCKS -

Investing in the securities of small and mid-sized companies involves special risks. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Among other risks, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and small companies generally are more likely to be adversely affected by poor economic or market conditions.

It is anticipated that some of the portfolio's securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

NON-DIVERSIFICATION RISK -

The fund is non-diversified. The percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event than shares of a diversified fund.

SHORT SALES -

A short sale involves the sale by the fund of a security that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same security at a later date at a lower price. Such transactions may involve premiums and/or interest and, therefore, involve the risk that losses may be exaggerated. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its adviser, its distributor, and its other outside service providers and could impact companies in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the adviser and its affiliates and the other service providers to the fund have reported that they are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain after December 31, 1999.

The fund is newly organized. Because the fund had not commenced operations prior to the date of this prospectus, the fund does not have any performance history.

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets. Other expenses include transfer agency, custody, professional and registration fees. The Primary Class has no initial sales charge, but it is subject to a deferred sales charge and 12b-1 fees. The fees and expenses are calculated as a percentage of average net assets.

The fund currently offers only Primary shares. Other classes of shares may be offered in the future.

SHAREHOLDER FEES -

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------
                                  PRIMARY CLASS
                                     SHARES
-------------------------------------------------

Maximum Deferred Sales               1.00%
Charge (Load) (as a % of
net asset value)(a)
-------------------------------------------------


(a) Applies to shares redeemed within 12 months. This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the payment otherwise payable to it.

ANNUAL FUND OPERATING EXPENSES -

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------
                                  PRIMARY CLASS
                                     SHARES
-------------------------------------------------

Management Fees                      1.00%
-------------------------------------------------

Distribution and Service             1.00%
(12b-1) Fees
-------------------------------------------------

Other Expenses(a)                    0.39%
-------------------------------------------------

Total Annual Fund Operating          2.39%
Expenses
-------------------------------------------------

Fee Waivers and Expense              0.40%
Reimbursement(b)
-------------------------------------------------

Net Annual Fund Operating            1.99%
Expenses
-------------------------------------------------

   (a) "Other expenses" are based on estimated expenses for the fiscal year ending December 31, 2000.

   (b) The manager has agreed to waive fees and reimburse other expenses so that fund expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.99% of average daily net assets for the Primary Class until December 31, 2000. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the fund's annual operating expenses to exceed 1.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

EXAMPLE -

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year. This example also assumes that the deferred sales charge is imposed on certain redemptions of Primary shares.

-----------------------------------------------------
                                 1 YEAR     3 YEARS
-----------------------------------------------------

Opportunity Trust, Primary       $302       $625
Class
-----------------------------------------------------

You would pay the follwoing expenses if you did not redeem your shares:

------------------------------------------------------
                                 1 YEAR     3 YEARS
------------------------------------------------------

Opportunity Trust, Primary       $202       $625
Class
------------------------------------------------------

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISER -

LMM, LLC ("LMM"), 100 Light Street, Baltimore, Maryland 21202, provides the fund with investment advisory and management services and oversees the fund's relationship with outside service providers, such as the sub-administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.

LMM has delegated administration responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202. LMM pays LMFA a fee calculated daily and paid monthly of [XX]% of the fee it receives from the fund. Fees paid to LMFA are net of any waivers.

LMM is newly organized; however, its employees have been managers or advisers to investment companies since 1982. LMFA acts as manager or administrator to investment companies with aggregate assets of $[xx] billion as of [September 30], 1999.

PORTFOLIO MANAGEMENT -

William H. Miller, III, Managing Member of LMM and President of LMFA, is portfolio manager of the fund. Mr. Miller co-managed Legg Mason Value Trust, Inc. from its inception in 1982 to November 1990, when he assumed primary responsibility for its day-to-day management. Prior to April 1, 1997, Mr. Miller co-managed Legg Mason Total Return Trust, Inc. Mr. Miller has also been primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc. since its inception in 1985.

DISTRIBUTOR OF THE FUND'S SHARES -

Legg Mason Wood Walker, Inc. ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares. The fund has adopted a plan that allows it to pay distribution fees and shareholder service fees for the sale of its shares and for services provided to shareholders. Under the plan, the fund may pay the distributor an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell Primary shares of the fund. The distributor pays these brokers up to 100% of the distribution and service fee that it receives from the fund for those sales.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with the fund, contact a financial adviser or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your financial adviser or other entity offering the funds to discuss which one might be appropriate for you.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO ADD TO YOUR
ACCOUNT:

    ------------------------------------------------------------------------
    IN PERSON       Give your financial adviser a check for $100 or more
                    payable to the fund.
    ------------------------------------------------------------------------

    MAIL Mail your check, payable to the fund, for $100 or more to your financial adviser.
    ------------------------------------------------------------------------

    TELEPHONE OR    Call Legg Mason Funds Investors Services at
    WIRE            1-800-822-5544 or your financial adviser to transfer
                    available cash balances in your brokerage account or
                    to transfer money from your bank directly to the Legg
                    Mason.  Wire transfers may be subject to a service
                    charge by your bank.
    ------------------------------------------------------------------------

    TRANSFER OF     Arrangements may be made with some employers and
    FUNDS FROM      financial institutions for regular automatic monthly
    FINANCIAL       investments of $50 or more in shares of the Fund.
    INSTITUTIONS
    ------------------------------------------------------------------------

Call your financial adviser or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser or the entity offering the fund before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

   -----------------------------------------------------------------------------
   TELEPHONE    Call your financial adviser or entity offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.


                Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial adviser has your bank account information on file.


                The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

   -----------------------------------------------------------------------------
   MAIL         Send a letter to the fund requesting redemption of your
                shares.  The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
   -----------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser or another entity.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE -

Net asset value per Primary share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate the fund's Primary share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Primary shares are subtracted, and the resulting net assets are divided by the number of Primary shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

OTHER -

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o     change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS -

You will receive from Legg Mason a confirmation after each transaction involving Primary shares (except a reinvestment of dividends, capital gain distributions and purchases made through a transfer of funds from a financial institution). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent to you quarterly. Legg Mason will send you statements quarterly if you purchase shares through a transfer of funds from a financial institutions.

SYSTEMATIC WITHDRAWAL PLAN -

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. If you are making withdrawals from the fund pursuant to the systematic withdrawal plan, then you should not purchase shares of the fund.

EXCHANGE PRIVILEGE -

Exchange privileges do not apply to the fund's shares.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares dividends and distributions of net capital gains to holders of Primary shares annually.

Your dividends and other distributions will be automatically reinvested in additional Primary shares of the fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all distribution dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you after the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

L E G G  M A S O N  O P P O R T U N I T Y  T R U S T

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

To request the SAI or any reports to shareholders, or to obtain more information:
o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:         Legg Mason Wood Walker, Incorporated
                              100 Light Street, P.O. Box 1476
                              Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-                                                  SEC file number:811-09613

                        LEGG MASON INVESTMENT TRUST, INC.

                          LEGG MASON OPPORTUNITY TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER __, 1999


      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Primary Shares Prospectus for the Fund (dated December __, 1999), as appropriate, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the Prospectus may be obtained without charge from the Fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), at 1-800-822-5544.

                             Legg Mason Wood Walker,
                                  Incorporated


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                           (410)539-0000 (800)822-5544

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS
                                                                            Page

DESCRIPTION OF THE FUND........................................................3
FUND POLICIES..................................................................3
INVESTMENT STRATEGIES AND RISKS................................................4
ADDITIONAL TAX INFORMATION....................................................16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19
VALUATION OF FUND SHARES......................................................20
PERFORMANCE INFORMATION.......................................................21
TAX-DEFERRED RETIREMENT PLANS - [CLASS A SHARES AND] PRIMARY SHARES...........23
MANAGEMENT OF THE FUND........................................................24
THE FUND'S INVESTMENT ADVISER/MANAGER.........................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................26
THE FUND'S DISTRIBUTOR........................................................27
CAPITAL STOCK INFORMATION.....................................................29
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...............29
THE FUND'S LEGAL COUNSEL......................................................29
THE FUND'S INDEPENDENT ACCOUNTANTS............................................29
Appendix A....................................................................30

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

      Legg Mason Investment Trust, Inc. ("Investment Trust" or "Corporation") is an open-end series investment company that was established as a Maryland corporation on October __, 1999. Legg Mason Opportunity Trust ("Opportunity Trust" or "Fund") is a separate non-diversified series of Investment Trust.

                                  FUND POLICIES

      OPPORTUNITY TRUST'S investment objective is long-term growth of capital.

      In addition to the investment objective described in the Prospectus, the Fund has adopted the following fundamental investment limitations that cannot be changed except by vote of its shareholders. The other investment policies and limitations in the prospectus and herein, which are not designated fundamental, may be changed by action of the Board of Directors without any vote of its shareholders.

      Opportunity Trust may not:

      1. Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      2. Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

      3. Engage in the business of underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      4. The Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      6. Issue senior securities, except as permitted under the Investment Company Act of 1940 ("1940 Act").

      The foregoing fundamental limitations may be changed by "the vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

      The following are some of the non-fundamental limitations that the Fund currently observes. The Fund may not:

      1. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with the use of permitted currency futures contracts and options on currency futures contracts; or

      2. Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

      The foregoing non-fundamental limitations may be changed by vote of the Fund's Board of Directors.

      Except as otherwise stated, if a fundamental or non-fundamental percentage limitation is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the Fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

      Unless otherwise stated, the investment policies and limitations contained in the Prospectus and this Statement of Additional Information are not fundamental, and can be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

      This section supplements the information in the Prospectus concerning the investments the Fund may make and the techniques the Fund may use. The Fund, unless otherwise stated, may employ several investment strategies, including but not limited to:

Illiquid Securities
-------------------

      The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the Fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days and restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Fund's Board of Directors.

      Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. The Fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

      SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the Fund, acting pursuant to guidelines established by the Fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, restricted securities in the Fund's portfolio may adversely affect the Fund's liquidity.

Foreign Securities
------------------

      The Fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

      The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser.

      Since the Fund may invest in securities denominated in currencies other than the U.S. dollar and since the Fund may hold foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

      In addition to purchasing foreign securities, the Fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The Fund may also invest in Global Depository Receipts ("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

      Although not a fundamental policy subject to shareholder vote, the adviser currently anticipates the Fund will invest no more than 49% of its total assets in foreign securities either directly or through ADRs or GDRs.

Debt Securities
---------------

      The Fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

      The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

      Generally, debt securities rated below BBB by Standard & Poor's ("S&P"), or below Baa by Moody's Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities.

      The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

      In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Fund's adviser to determine, to the extent possible, that the planned investment is sound.

When-Issued Securities
----------------------

      The Fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the Fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on the Fund. Typically, no interest accrues to the purchaser until the security is delivered.

      To meet its payment obligation under a when-issued commitment, the Fund will establish a segregated account with its custodian and maintain cash or appropriate liquid securities, in an amount at least equal in value to the Fund's commitments to purchase when-issued securities.

      The Fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Preferred Stock
---------------

      The Fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Convertible Securities
----------------------

      A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

      The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

      Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

      If an investment grade security purchased by the Fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the Fund's portfolio, but is not required to dispose of it.

Covered Call Options
--------------------

      The Fund may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund might write covered call options on securities generally when the adviser believes that the premium received by the Fund will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund would be obligated to sell the security at less than its market value. The Fund would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. In addition, the Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option.

      If the Fund desires to close out its obligation under a call option it has sold, it will have to purchase an offsetting option. The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. Accordingly, when the price of the security rises toward the strike price of the option, the cost of offsetting the option will negate to some extent the benefit to the Fund of the price increase of the underlying security. For this reason, the successful use of options as an income strategy depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying market or market sector.

      The Fund may write exchange-traded options. The ability to establish and close out positions on the exchange is subject to the maintenance of a liquid secondary market. Although the Fund intends to write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security, the Fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      The Fund will not enter into an options position that exposes it to an obligation to another party unless it owns an offsetting ("covering") position in securities or other options. The Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed, as marked-to-market daily. Securities positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Indexed Securities
------------------

      Indexed securities are securities whose prices are indexed to the prices of securities indexes, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. The U.S. Treasury recently began issuing securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Protection Securities"). The Fund will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the Fund's investment allocations, depending on the individual characteristics of the securities. The Fund currently does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a variety of changes in the underlying instrument and, in that respect, have a leverage-like effect on the Fund.

Stripped Securities
-------------------

      Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). Stripped securities are more volatile than other fixed income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds
-----------------

      Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the Fund is required to pay out substantially all of its income each year, including income accrued on zero coupon bonds, the Fund may have to sell other holdings to raise cash necessary to make the payout. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Closed-end Investment Companies
-------------------------------

      The Fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Fund will invest in such funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Futures and Options
-------------------

      The Fund can invest in futures and options transactions, including puts and calls. Because such investments "derive" their value from the value of the underlying security, index, or interest rate on which they are based, they are sometimes referred to as "derivative" securities. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.

      The Fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index would reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may sell an interest rate futures contract to offset price changes of debt securities it already owns. This strategy is intended to minimize any price changes in the debt securities the Fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the Fund.

      The Fund may purchase call options on interest rate futures contracts to hedge against a market advance in debt securities that the Fund plans to acquire at a future date. The purchase of such options is analogous to the purchase of call options on an individual debt security that can be used as a temporary substitute for a position in the security itself. The Fund may purchase put options on stock index futures contracts. This is analogous to the purchase of protective put options on individual stocks where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may purchase and write options in combination with each other to adjust the risk and return of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

      The Fund may purchase put options to hedge sales of securities, in a manner similar to selling futures contracts. If stock prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses in its stock holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the costs of the option (in the form of premium and transaction costs), the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

      The Fund may write put options as an alternative to purchasing actual securities. If stock prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If stock prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If stock prices fall, the Fund would expect to suffer a loss.

      By purchasing a call option, the Fund would attempt to participate in potential price increases of the underlying stock, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund can expect to suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

      The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, when writing call options the Fund would give up some ability to participate in security price increases.

      The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the advisers in managing the Fund's portfolio. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the adviser is not successful in employing such instruments in managing the Fund's investments or in predicting interest rate changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and that the Fund may be unable to close out or liquidate its hedge position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. The Fund's current policy is to limit options and futures transactions to those described above. The Fund may purchase and write both over-the-counter and exchange-traded options.

      The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options the Fund has purchased would exceed 5% of the Fund's total assets. The Fund will not purchase futures contracts or related options if, as a result, more than 20% of the Fund's total assets would be so invested.

Futures Contracts
-----------------

      The Fund may from time to time purchase or sell futures contracts. In the purchase of a futures contract, the purchaser agrees to buy a specified underlying instrument at a specified future date. In the sale of a futures contract, the seller agrees to sell the underlying instrument at a specified future date. The price at which the purchase or sale will take place is fixed at the time the contract is entered into. Some currently available contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities such as S&P 500. Futures contracts can be held until their delivery dates, or can be closed out before then, if a liquid secondary market is available. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the party had sold) at the current price as determined on the futures exchange.

      As the purchaser or seller of a futures contract, the Fund would not be required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, the Fund would be required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 10% or less of the value of the futures contract. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin is in the nature of a good faith deposit or performance bond, and would be returned to the Fund when the futures position is terminated, after all contractual obligations have been satisfied. Initial margin may be maintained either in cash or appropriate liquid securities.

      The value of a futures contract tends to increase and decrease with the value of the underlying instrument. The purchase of a futures contract will tend to increase exposure to positive and negative price fluctuations in the underlying instrument in the same manner as if the underlying instrument had been purchased directly. By contrast, the sale of a futures contract will tend to offset both positive and negative market price changes.

      As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against the Fund (i.e., the Fund's futures position declines in value), the Fund may be required to make payments to the FCM, and, conversely, the Fund may be entitled to receive payments from the FCM if the value of the Fund's futures position increases. This process is known as "marking-to-market" and takes place on a daily basis. Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

Options on Securities, Indexed Securities and Futures Contracts
---------------------------------------------------------------

      PURCHASING PUT OR CALL OPTIONS By purchasing a put (or call) option, the Fund obtains the right (but not the obligation) to sell (or buy) the underlying instrument at a fixed strike price. The option's underlying instrument may be a specific security, an indexed security or a futures contract. The option may give the Fund the right to sell (or buy) only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the current market price for the option (known as the option premium).

      The Fund may terminate its position in an option it has purchased by allowing the option to expire, closing it out in the secondary market at its current price, if a liquid secondary market exists, or by exercising it. If the option is allowed to expire, the Fund will lose the entire premium paid.

      WRITING PUT OR CALL OPTIONS By writing a put (or call) option, the Fund takes the opposite side of the transaction from the option's purchaser (or seller). In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument (or to sell or deliver the option's underlying instrument) if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts.

      Before exercise, the Fund may seek to terminate its position in an option it has written by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

Over-The-Counter and Exchange-Traded Options
--------------------------------------------

      The Fund may purchase and write both over-the-counter ("OTC") and exchange-traded options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make/take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund, as well as the loss of the expected benefit of the transaction. Currently, options on debt securities are primarily traded on the OTC market. Exchange markets for options on debt securities exist, but the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.

      The Fund may invest up to 15% of its assets in illiquid securities. The term "illiquid securities" may include purchased OTC options. Assets used as cover for illiquid OTC options written by the Fund also will be deemed illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Cover for Options and Futures Strategies
----------------------------------------

      The Fund will not use leverage in its hedging strategies involving options and futures contracts. The Fund will hold securities, options or futures positions whose values are expected to offset ("cover") its obligations under the transactions. The Fund will not enter into hedging strategies involving options and futures contracts that expose the Fund to an obligation to another party unless it owns either (i) an offsetting ("covered") position in securities, options or futures contracts or (ii) has cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed. Securities, options or futures contracts used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede the portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Risks of Futures and Related Options Trading
--------------------------------------------

      Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as result from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are subject to the hedge, the hedge will not be fully effective; however, if the price of the securities being hedged has moved in an unfavorable direction, the Fund normally would be in a better position than if it had not hedged at all. If the price of securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

      Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, the Fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The Fund may also be unable to dispose of securities or other instruments being used as "cover" during such a period.

Risks of Options Trading
------------------------

      The success of the Fund's option strategies depends on many factors, the most significant of which is the adviser's ability to assess movements in the overall securities and interest rate markets.

      The exercise price of the options may be below, equal to or above the current market value of the underlying securities or indexes. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions with respect to OTC options may be effected only by negotiating directly with the other party to the option contract. Although the Fund will enter into OTC options with dealers capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the Fund may be unable to liquidate or exercise an OTC option, and could suffer a loss of its premium. Also, the contra-party, although solvent, may refuse to enter into closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security or index, the Fund may not sell the underlying security or currency (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period it is obligated under the option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Options on indexes are settled exclusively in cash. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself, and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

      The Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs.

Additional Limitations on Futures and Options
---------------------------------------------

      As a non-fundamental policy, the Fund will write a put or call on a security only if (a) the security underlying the put or call is permitted by the investment policies of the Fund, and (b) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold does not exceed 25% of the Fund's net assets.

      Under regulations adopted by the Commodity Futures Trading Commission ("CFTC"), futures contracts and related options may be used by the Fund (a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the Fund, together with the amount of premiums paid by the Fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the Fund's net assets.

      The foregoing limitations, as well as those set forth in the prospectus regarding the Fund's use of futures and related options transactions, do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options, such as rights, certain debt securities and indexed securities.

      The above limitations on the Fund's investments in futures contracts and options may be changed as regulatory agencies permit. However, the Fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information, as appropriate, in a current Prospectus or Statement of Additional Information.

Forward Currency Contracts
--------------------------

      The Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward currency contracts or foreign currencies.

      The Fund may enter into forward currency contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund also may use forward currency contracts in connection with portfolio positions to lock-in the U.S. dollar value of those positions or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward currency contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      At or before the maturity date of a forward currency contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in a foreign currency will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver under the forward contract. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. government securities or other appropriate liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract.

      The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The Fund will deal only with banks, broker/dealers or other financial institutions which the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Portfolio Lending
-----------------

      The Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on the loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The Fund currently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements
---------------------

      When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the Fund's adviser to present minimal risk of default during the term of the agreement based on guidelines established by the Fund's Board of Directors.

      Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited. However, the Fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Fund's adviser of the creditworthiness of such parties which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

      When the Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.

General
-------

      For federal tax purposes, the Fund is treated as a separate corporation. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Dividends and Other Distributions
---------------------------------

      Dividends and other distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the Fund do not qualify for the dividends-received deduction.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

Passive Foreign Investment Companies
------------------------------------

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO
RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years thereunder. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Options, Futures, Forward Currency Contracts and Foreign Currencies
-------------------------------------------------------------------

      The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies -- will qualify as permissible income under the Income Requirement.

      Certain futures and foreign currency contracts in which the Fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of each taxable year, other than contracts with respect to which the Fund has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and sixty percent of any net realized gain or loss on section 1256 contracts actually sold by the Fund during the year will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

      When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the Fund is exercised, the Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

Other
-----

      If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      To the extent the Fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The Fund  currently  offers one class of shares  known as Primary  Shares.
Other classes of shares may be offered in the future. Primary Shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason.

Transfer of Funds from Financial Institutions
---------------------------------------------

      Investors in Primary Shares may also buy shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan
--------------------------

      If you own Primary Shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Primary Shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Primary Shares in your account must be automatically reinvested in Primary Shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

      Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption
--------------------------------------

      The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the Fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

      Net asset value of a Fund share is determined daily for each Class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of each Class, and the current market value of options sold by the Fund will be subtracted from net assets of each Class.

                             PERFORMANCE INFORMATION

General
-------

      From time to time the Fund may compare the performance of a Class to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the Fund.

      From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

Total Return Calculations
-------------------------

      Average  annual total  return  quotes used in the Fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
according to the following formula:

                 n
           P(1+T)  = ERV
where:     P              =    a hypothetical initial payment of $1,000
           T              =    average annual total return
           n              =    number of years
           ERV            =    ending redeemable value of a
                               hypothetical $1,000 payment made at
                               the beginning of that period

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

      From time to time the Fund may compare the performance of a Class of Shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Fund invests in many securities that are not included in the S&P 500.

      The Fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The Fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

      The Fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Fund shares are not insured, the value of Fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

      Fund advertisements may reference the history of the distributor and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in certain approaches of investing.

      In advertising, the Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Fund may use other recognized sources as they become available.

      The Fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

      The Fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

      The Fund may also include in advertising biographical information on key investment and managerial personnel.

      The Fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

      The Fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $[XX] billion as of [SEPTEMBER 30, 1999].

      In advertising, the Fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                 TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES

      In general, income earned through the investment of assets of qualified retirement plans is not taxed to the beneficiaries of those plans until the income is distributed to them. Primary Share investors who are considering establishing an IRA, SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in those plans with respect to Primary Shares through regular payroll deductions may be arranged with an LMM or affiliated financial advisor and your employer. Additional information with respect to these plans is available upon request from any Financial Advisor or Service Provider.

      TRADITIONAL IRA. Certain Primary Share investors may obtain tax advantages by establishing IRAs. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. A married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

      Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your Fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

      ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

      Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

      EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than the maximum amount allowable ($500) may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

Simplified Employee Pension Plan -- SEP
---------------------------------------

      Legg Mason makes available to corporate and other employers a SEP for investment in Primary Shares.

Savings Incentive Match Plan for Employees -- SIMPLE
----------------------------------------------------

      An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

      Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Share investors should consult their plan administrator or tax advisor for further information.

                             MANAGEMENT OF THE FUND

      The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors of the Corporation and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

      WILLIAM H. MILLER, III* [_____], Director, [__________]. Mr. Miller is the Managing Member of LMM LLC ("LLM") and President of Legg Mason Fund Adviser, Inc. ("LMFA"). Mr. Miller co-managed Legg Mason Value Trust, Inc. from its inception in 1982 to November 1990, when he assumed primary responsibility for its day-to-day management. Prior to April 1, 1997, Mr. Miller co-managed Legg Mason Total Return Trust, Inc. Mr. Miller has also been primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc. since its inception in 1985.

      JENNIFER W. MURPHY* [_____], Director, [__________].

      The executive officers of the Corporation, other than those who also serve as directors, are:

      MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of LMFA; Vice President and Treasurer of all Legg Mason retail funds; Vice President of Legg Mason.

      W. SHANE HUGHES* [_____], Secretary; Secretary of __ other Legg Mason funds; employee of Legg Mason since _________.

      Officers and directors of the Corporation who are "interested persons" of the Corporation receive no salary or fees from the Corporation. Each Director of the Corporation who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31 of the previous year.

      On __________, 1999, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of the Fund's outstanding shares.


      The following table provides certain information relating to the compensation of the Corporation's directors for the fiscal year ended __________, 1998. None of the Legg Mason funds has any retirement plan for its directors.

COMPENSATION TABLE
------------------

--------------------------------------------------------------------------------

NAME OF PERSON AND    AGGREGATE COMPENSATION   TOTAL COMPENSATION FROM FUND AND
POSITION              FROM FUND                FUND COMPLEX PAID TO DIRECTORS*

--------------------------------------------------------------------------------

William H. Miller,    None                     None
III - Director
--------------------------------------------------------------------------------
Jennifer W. Murphy    None                     None
- Director
--------------------------------------------------------------------------------

   * Represents estimated aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are eleven open-end investment companies in the Legg Mason Complex (with a total of twenty-one funds).


                      THE FUND'S INVESTMENT ADVISER/MANAGER

      LMM, a Delaware limited liability company located at 100 Light Street, Baltimore, Maryland 21202, is 50% owned by Legg Mason, Inc. and 50% owned, directly or indirectly, by William H. Miller, III. LMM serves as the Fund's investment adviser and manager under an Investment Advisory and Management Agreement approved by the Fund's sole shareholder on __________, 1999 ("Advisory and Management Agreement"). LMFA, a Maryland corporation located at 100 Light Street, Baltimore, Maryland 21202, is a wholly-owned subsidiary of Legg Mason, Inc. LMFA serves as sub-administrator to the Fund under a Sub-Administration
Agreement approved by the Fund's sole shareholder on __________, 1999 ("Sub-Administration Agreement").

        The Advisory and Management Agreement and the Sub-Administration Agreement were approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" of the Fund, LMM, or LMFA, on __________, 1999.

      The Advisory and Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMM manages or oversees the investment and other affairs of the Fund. LMM is responsible for managing the Fund consistent with the Fund's investment objective and policies described in its Prospectus and this Statement of Additional Information. The Advisory and Management Agreement further provides that LMM is responsible, subject to the general supervision of the Corporation's Board of Directors, for the actual management of the Fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

      LMM receives for its services to the Fund a management fee, calculated daily and payable monthly. LMM receives from Opportunity Trust a management fee at an annual rate of 1.00% of the average daily net assets of the Fund up to $100 million and 0.75% of its average daily net assets in excess of $100 million. LMM has agreed to waive its fees for Opportunity Trust for expenses related to Primary Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 1.99% of average net assets attributable to the shares until December 31, 2000. The Fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Fund's annual operating expenses to exceed 1.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

      The Sub-Administration Agreement provides that LMFA is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the Fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Fund who are officers, directors or employees of LMFA. The Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expenses, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMM, the Fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.

      For LMFA's services to the Fund, LMM (not the Fund) pays LMFA a fee, computed daily and payable monthly of [XX]% of the fee received by LMM from the Fund, net of any waivers by LMM.

      Under  the  Advisory   and   Management   Agreement,   the  Fund  has  the
non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by [LMFA].

      Under the Advisory and Management Agreement and Sub-Administration Agreement, LMM and LMFA will not be liable for any error of judgment or mistake of law or for any loss by the Fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective agreement.

      The Advisory and Management Agreement and Administration Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by LMM and LMFA, on not less than 60 days' notice to the other party to the agreement, and may be terminated immediately upon the mutual written consent of all parties to the agreement.

      To mitigate the possibility that the Fund will be affected by personal trading of employees, the corporation and LMM have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Under the Advisory and Management Agreement with the Fund, the Fund's adviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders for the Fund the Fund's adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, the Fund's adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Fund's adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Fund's adviser in connection with services to clients other than the Fund whose brokerage generated the service. LMM's and LMFA's fee is not reduced by reason of its receiving such brokerage and research services.

      From time to time the Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the Fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

      Except as permitted by SEC rules or orders, the Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the Fund, together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Fund, unless the affiliate expressly consents by written contract. The Fund's Advisory and Management Agreement expressly provides such consent.

      Investment decisions for the Fund are made independently from those of other funds and accounts advised by LMM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

      Legg Mason acts as distributor of the Fund's shares pursuant to a separate Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

      The Primary Shares are subject to a deferred sales charge payable to Legg Mason if they are redeemed within 12 months. This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the payment otherwise payable to it.

      The Fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Primary Shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Shares. Under the Plan, the aggregate fees may not exceed 1.00% of the Fund's annual average daily net assets attributable to Primary Shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

      The Plan was most recently approved by LMM, as sole shareholder of the Fund on __________, 1999.

      With respect to Primary Shares, Legg Mason has also agreed to waive its fees for the Fund as described under "The Fund's Investment Adviser/Manager."

      In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the Fund's Primary Shares would be likely to maintain or increase the amount of compensation paid by the Fund to the LMM and LMFA.

      In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that LMM and LMFA would earn greater management fees if the Fund's assets were increased, because such fees are calculated as a percentage of the Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

      Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Fund's Primary Shares and to maintain and enhance the level of services they provide to the Fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Fund in connection with its Plan. Furthermore, the investment management of the Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Shares. Any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

                            CAPITAL STOCK INFORMATION

      The Articles of Incorporation of Investment Trust authorize issuance of 400 million shares of common stock, par value $0.001 per share, of Legg Mason Opportunity Trust. The Fund has three authorized classes of shares: Class A shares, Primary Class shares, and Navigator Class shares. Class A shares and Navigator Class shares are not being offered at this time.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

      State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

      [ACCOUNTANT] has been selected by the directors to serve as independent accountants for Opportunity Trust.

                                                                      Appendix A


                              RATINGS OF SECURITIES


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
RATINGS:
-------------------------------------------------------------------------

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:
----------------------------------------------------------------

      AAA-This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

      AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                        LEGG MASON INVESTMENT TRUST, INC.


Part C.  OTHER INFORMATION
         -----------------

Item 23. EXHIBITS
         --------

   (a) Articles of  Incorporation  - filed herewith
   (b) By-Laws - filed herewith
   (c) Specimen security -- not applicable
   (d) (i)   Investment Advisory and Management Agreement - to be filed
       (ii)  Sub-Administration Agreement - to be filed
   (e) Underwriting Agreement - to be filed
   (f) Bonus, profit sharing or pension plans - none
   (g) Custodian Agreement - to be filed
   (h) (i)   Transfer  Agency and  Service  Agreement - to be filed
       (ii)  Credit Agreement - none
   (i) Opinion and Consent of Counsel - to be filed
   (j) Accountant's  consent - to be filed
   (k) Financial statements omitted from Item 22 - none
   (l) Agreement for providing initial capital with respect to the Registrant - to be filed
   (m) Distribution Plan  -  to be filed
   (n) Financial Data Schedules  -  not applicable
   (o) Plan Pursuant to Rule 18f-3 - to be filed

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------
            None.


Item 25. INDEMNIFICATION
         ---------------

      Article ELEVENTH of the Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940
Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article ELEVENTH also provides that no repeal or modification of the contents contained in the preceding sentence or the adoption or modification of any other provision of the Articles or By-Laws inconsistent with Article ELEVENTH shall adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

      Section 11.2 of Article ELEVENTH of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify its present and past directors, officers, or employees, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 2-418(b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; (b) the director actually received an improper personal benefit in money, property or services; or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j) (2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with
Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability of the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and By-Laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Under the Underwriting Agreement, the Fund agrees to indemnify, defend, and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Underwriting Agreement be construed so as to protect the Distributor against any liability to the Corporation or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason or its reckless disregard of its obligations and duties under the Agreement.

      The Underwriting Agreement further provides that the Registrant shall not indemnify the Distributor for any claims, demands, liabilities and expenses which the Distributor may incur on account of any wrongful act of the Distributor or any of its employees or arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Registrant for use in the Registration Statement or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF MANAGER AND INVESTMENT ADVISER
         ----------------------------------------------------------------

     To be filed by amendment.

Item 27. PRINCIPAL UNDERWRITERS
         ----------------------
            (a)   Legg Mason Light Street Trust, Inc.
                  Legg Mason Value Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Global Trust, Inc.
                  Legg Mason Cash Reserve Trust
                  Legg Mason Tax-Exempt Trust, Inc.
                  Legg Mason Income Trust, Inc.
                  Legg Mason Focus Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  LM Institutional Fund Advisors I, Inc.
                  LM Institutional Fund Advisors II, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


                                  Position and
                                  Offices with          Positions and
  Name and Principal              Umderwriter -         Offices with
  Business Address*               LMWW                  Registrant

--------------------------------------------------------------------------------
  Raymond A. Mason                Chairman of the       None
                                  Board

  John F. Curley, Jr.             Retired Vice          None
                                  Chairman of the
                                  Board

  James W. Brinkley               President and         None
                                  Director

  Edmund J. Cashman, Jr.          Senior                None
                                  Executive Vice
                                  President and
                                  Director

  Richard J. Himelfarb            Senior                None
                                  Executive Vice
                                  President and
                                  Director

  Edward A. Taber III             Senior                None
                                  Executive Vice
                                  President and
                                  Director

  Robert A. Frank                 Executive Vice        None
                                  President and
                                  Director

  Robert G. Sabelhaus             Executive Vice        None
                                  President and
                                  Director

  Charles A. Bacigalupo           Senior Vice           None
                                  President,
                                  Secretary and
                                  Director

  F. Barry Bilson                 Senior Vice           None
                                  President and
                                  Director

  Thomas M. Daly, Jr.             Senior Vice           None
                                  President

  Robert G. Donovan               Executive Vice        None
                                  President and
                                  Director

                                  Position and
                                  Offices with          Positions and
  Name and Principal              Umderwriter -         Offices with
  Business Address*               LMWW                  Registrant

--------------------------------------------------------------------------------
  Jeffrey W. Durkee               Senior Vice           None
                                  President and
                                  Director

  Thomas E. Hill                  Senior Vice           None
  One Mill Place                  President and
  Easton, MD  21601               Director

  Arnold S. Hoffman               Senior Vice           None
  1735 Market Street              President
  Philadelphia, PA  19103

  Carl Hohnbaum                   Senior Vice           None
  24th Floor Two Oliver           President and
  Plaza                           Director
  Pittsburgh, PA  15222

  William B. Jones, Jr.           Senior Vice           None
  1747 Pennsylvania               President and
    Avenue, N.W.                  Director
  Washington, D.C. 20006

  Laura L. Lange                  Senior Vice           None
                                  President and
                                  Director

  Marvin H. McIntyre              Senior Vice           None
  1747 Pennsylvania               President and
    Avenue, N.W.                  Director
  Washington, D.C.  20006

  Mark I. Preston                 Senior Vice           None
                                  President and
                                  Director

  Joseph A. Sullivan              Senior Vice           None
                                  President and
                                  Director

  M. Walter D'Alessio, Jr.        Director              None
  1735 Market Street
  Philadelphia, PA  19103

  W. William Brab                 Senior Vice           None
                                  President

  Deepak Chowdhury                Senior Vice           None
  255 Alhambra Circle             President
  Coral Gables, FL  33134

                                  Position and
                                  Offices with          Positions and
  Name and Principal              Umderwriter -         Offices with
  Business Address*               LMWW                  Registrant

--------------------------------------------------------------------------------
  Harry M. Ford, Jr.              Senior Vice           None
                                  President

  Dennis A. Green                 Senior Vice           None
                                  President

  Seth J. Lehr                    Senior Vice           None
  1735 Market St                  President and
  Philadelphia, PA  19103         Director

  Horace M. Lowman, Jr.           Senior Vice           None
                                  President and
                                  Asst. Secretary

  Robert L. Meltzer               Senior Vice           None
  One Battery Park Plaza          President
  New York, NY  10004

  Jonathan M. Pearl               Senior Vice           None
  1777 Reisterstown Rd.           President
  Pikesville, MD  21208


  John A. Pliakas                 Senior Vice           None
  125 High Street                 President
  Boston, MA  02110

  Robert F. Price                 Senior Vice           None
                                  President and
                                  General Counsel

  Timothy C. Scheve               Executive Vice        None
                                  President and
                                  Treasurer and
                                  Director

  Elisabeth N. Spector            Senior Vice           None
                                  President

  William H. Bass, Jr.            Vice President        None

  Nathan S. Betnun                Vice President        None

  Andrew J. Bowden                Vice President        None
                                  and Deputy General
                                  Counsel

  D. Stuart Bowers                Vice President        None

  Edwin J. Bradley, Jr.           Vice President        None

  Scott R. Cousino                Vice President        None

                                  Position and
                                  Offices with          Positions and
  Name and Principal              Umderwriter -         Offices with
  Business Address*               LMWW                  Registrant

--------------------------------------------------------------------------------
  Charles J. Daley, Jr.           Vice President        None
                                  and Controller

  Joseph H. Davis, Jr.            Vice President        None
  1735 Market Street
  Philadelphia, PA  19380

  Norman C. Frost, Jr.            Vice President        None

  John R. Gilner                  Vice President        None

  Richard A. Jacobs               Vice President        None

  C. Gregory Kallmyer             Vice President        None

  James E. Furletti               Vice President        None

  Robert E. Patterson             Vice President        None

  John A. Moag, Jr.               Vice President        None

  Edward P. Meehan                Vice President        None

  Edward W. Lister, Jr.           Vice President        None

  Gregory B. McShea               Vice President        None

  Marie K. Karpinski              Vice President        Vice President
                                                        and Treasurer

  Mark C. Micklem                 Vice President        None
  1747 Pennsylvania Ave.
  Washington, DC  20006

  Hance V. Myers, III             Vice President        None
  1100 Poydras St.
  New Orleans, LA 70163

  Gerard F. Petrik, Jr.           Vice President        None

  Douglas F. Pollard              Vice President        None

  Thomas E. Robinson              Vice President        None

  James A. Rowan                  Vice President        None

  Douglas M. Schmidt              Vice President        None

  B. Andrew Schmucker             Vice President        None

                                  Position and
                                  Offices with          Positions and
  Name and Principal              Umderwriter -         Offices with
  Business Address*               LMWW                  Registrant

--------------------------------------------------------------------------------
  Robert W. Schnakenberg          Vice President        None
  1111 Bagby St.
  Houston, TX 77002

  Henry V. Sciortino              Vice President        None
  1735 Market St.
  Philadelphia, PA 19103
  Chris A. Scitti                 Vice President        None

  Eugene B. Shephard              Vice President        None
  1111 Bagby St.
  Houston, TX  77002-2510

  Lawrence D. Shubnell            Vice President        None

  Alexsander M. Stewart           Vice President        None

  William A. Verch                Vice President        None

  Sheila M. Vidmar                Vice President        None
                                  and Deputy
                                  General Counsel

  Lewis T. Yeager                 Vice President        None

  Joseph F. Zunic                 Vice President        None


        * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


   Item 28.    LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

               State Street Bank and Trust Company
               P. O. Box 1713
               Boston, Massachusetts 02105


   Item 29.    MANAGEMENT SERVICES
               -------------------

               None.

   Item 30.    UNDERTAKINGS
               ------------

               None.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investment Trust, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 8th day of October, 1999.

                                         Legg Mason Investment Trust, Inc.

                                         By: /s/ Marie K. Karpinski
                                             ----------------------
                                             Marie K. Karpinski
                                             Vice President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                       TITLE                         DATE
---------                       -----                         ----

/s/ William H. Miller, III
--------------------------      Director                      October 8, 1999
William H. Miller, III

/s/ Jennifer W. Murphy
--------------------------      President and Director        October 8, 1999
Jennifer W. Murphy

/s/ Marie K. Karpinski
--------------------------      Vice President                October 8, 1999
Marie K. Karpinski              and Treasurer

                                 Exhibit Index



(a)  Articles of Incorporation

(b)  Bylaws